Pay vs Performance Disclosure - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

Background

Item 402(v) of the Commission’s Regulation S-K, which was mandated by the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, requires disclosure of information that demonstrates the relationship between executive “compensation actually paid” (CAP) and our performance against several specific financial metrics. We have included the table and disclosure below in accordance with the final rule, which was effective on October 11, 2022. For further information regarding our executive compensation programs, the metrics the Compensation Committee used to set executive compensation for 2024 (which is different than the financial metrics we are required to include in the tables and discussion below) and our pay-for-performance philosophy, please refer to the “Compensation Discussion and Analysis.”

PAY VERSUS PERFORMANCE TABLE

							Value of Initial Fixed $100 Investment Based On:
Year (1)	Summary Compensation Table Total for First PEO ($)(1)	Compensation Actually Paid to First PEO ($)(1)(2)	Summary Compensation Table Total for Second PEO ($)(1)	Compensation Actually Paid to Second PEO ($)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)(4)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)(5)	Total Shareholder Return ($)(6)	Peer Group Total Shareholder Return ($)(7)	Net Income (Loss) (in millions) ($)	Adjusted EBITDA (including OWN and DAS) (in millions) ($)(8)

2024	20,053,811	29,563,977	—	—	4,609,100	6,517,036	36.72	191.35	(315.5)	1,095.1
2023	12,300,463	440,798	—	—	2,930,969	1,008,157	19.87	139.48	(1,506.8)	996.6
2022	10,599,962	4,965,937	—	—	2,916,369	2,231,441	51.80	119.54	(1,286.9)	1,223.4
2021	2,865,860	570,304	—	—	2,184,701	1,190,693	77.80	150.30	(462.6)	1,043.3
2020	9,202,061	16,089,942	2,926,454	(1,050,842)	1,607,849	1,288,250	94.43	101.01	(573.4)	1,083.9

(1)
The named executive officers included in the above table were:

Year	First Primary Executive Officer (First PEO)	Second PEO	Non-PEO NEOs
2024	Charles L. Treadway		Kyle D. Lorentzen, Justin C. Choi, Farid Firouzbakht and Koen ter Linde
2023	Charles L. Treadway		Kyle D. Lorentzen, Justin C. Choi, Bartolomeo A. Giordano and Gonzaga J. Chow
2022	Charles L. Treadway		Kyle D. Lorentzen, Markus R. Ogurek, Justin C. Choi and John R. Carlson
2021	Charles L. Treadway		Kyle D. Lorentzen, Alexander W. Pease, Justin C. Choi, Morgan C.S. Kurk, Robyn T. Mingle and Brooke B. Clark
2020	Charles L. Treadway	Marvin S. Edwards, Jr.	Alexander W. Pease, John R. Carlson, Frank B. Wyatt, II, Morgan C.S. Kurk, Frank M. Drendel and Jeffrey M. White

(2)
Amounts represent CAP to Mr. Treadway, as calculated in accordance with Item 402(v) of the Commission’s Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Treadway during the applicable year. As required by the rules of the Commission, the CAP amount for each year is determined by adding (or subtracting, as applicable) the following to the SCT total compensation for the relevant year: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in the fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The adjustments to determine CAP for 2024 for Mr. Treadway are as follows:

2024

Deduction for amounts reported under the “Stock Awards” column in the SCT	$(3,967,596)
Fair value of awards granted during the year that remain outstanding and unvested as of year-end	10,420,000
Change in fair value from prior year-end to current year-end of awards granted in prior years that were outstanding and unvested as of year-end	2,376,795
Change in fair value from prior year-end to current year-end of awards granted in prior years that vested during the year	(593,629)
Fair value of awards granted in prior years that were forfeited during the year	(14,300)
Incremental fair value of awards modified during year	1,288,896
Total	$9,510,166

(3)
Amounts represent CAP to Mr. Edwards, as calculated in accordance with Item 401(v) of the Commission's Regulation S-K. The dollar amount does not reflect the actual amount of compensation earned by or paid to Mr. Edwards during the applicable year. As required by the rules of the Commission, adjustments were made to the SCT total compensation for the applicable year using the same methodology as described above in footnote 2.
(4)
Amounts represent the average of the amounts reported for the Company’s non-PEO NEOs as a group in the “Total” column of the SCT in each applicable year. These non-CEO NEOs are identified above in footnote 1.
(5)
Amounts represent the average of the CAP amounts for the non-PEO NEOs as a group, as calculated in accordance with Item 402(v) of the Commission’s Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the non-PEO NEOs during the applicable year. As required by the rules of the Commission, the following adjustments were made to the SCT total compensation for 2024 to determine the average CAP for the non-PEO NEOs, using the same methodology as described above in footnote 2:

2024

Deduction for amounts reported under the “Stock Awards” column in the SCT	$(3,392,783)
Fair value of awards granted during the year that remain outstanding and unvested as of year-end	8,544,400
Change in fair value from prior year-end to current year-end of awards granted in prior years that were outstanding and unvested as of year-end	1,761,279
Change in fair value from prior year-end to current year-end of awards granted in prior years that vested during the year	(454,154)
Fair value of awards granted in prior years that were forfeited during the year	(2,111)
Incremental fair value of awards modified during the year	1,175,112
Total	$7,631,743

(6)
Cumulative TSR is calculated by dividing (a) the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by (b) the Company’s share price at the beginning of the measurement period.
(7)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Standard & Poor’s 1500 Communications Equipment Index.
(8)
Adjusted EBITDA (including OWN and DAS) consists of adjusted EBITDA from continuing operations but including the OWN and DAS business”. See the aggregation of Adjusted EBITDA included in Appendix A hereto. Amounts shown in the table for prior years were calculated in the same manner. As described in the “Compensation Discussion and Analysis,” the Compensation Committee uses a number of performance measures to evaluate performance under our compensation programs, but the Company has determined that Adjusted EBITDA (including OWN and DAS) is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link CAP to the NEOs, for the most recently completed fiscal year, to Company performance.

Company Selected Measure Name		Adjusted EBITDA
Named Executive Officers, Footnote
(1)
The named executive officers included in the above table were:

Year	First Primary Executive Officer (First PEO)	Second PEO	Non-PEO NEOs
2024	Charles L. Treadway		Kyle D. Lorentzen, Justin C. Choi, Farid Firouzbakht and Koen ter Linde
2023	Charles L. Treadway		Kyle D. Lorentzen, Justin C. Choi, Bartolomeo A. Giordano and Gonzaga J. Chow
2022	Charles L. Treadway		Kyle D. Lorentzen, Markus R. Ogurek, Justin C. Choi and John R. Carlson
2021	Charles L. Treadway		Kyle D. Lorentzen, Alexander W. Pease, Justin C. Choi, Morgan C.S. Kurk, Robyn T. Mingle and Brooke B. Clark
2020	Charles L. Treadway	Marvin S. Edwards, Jr.	Alexander W. Pease, John R. Carlson, Frank B. Wyatt, II, Morgan C.S. Kurk, Frank M. Drendel and Jeffrey M. White

Peer Group Issuers, Footnote		Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Standard & Poor’s 1500 Communications Equipment Index.
Adjustment To PEO Compensation, Footnote	The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The adjustments to determine CAP for 2024 for Mr. Treadway are as follows:

2024

Deduction for amounts reported under the “Stock Awards” column in the SCT	$(3,967,596)
Fair value of awards granted during the year that remain outstanding and unvested as of year-end	10,420,000
Change in fair value from prior year-end to current year-end of awards granted in prior years that were outstanding and unvested as of year-end	2,376,795
Change in fair value from prior year-end to current year-end of awards granted in prior years that vested during the year	(593,629)
Fair value of awards granted in prior years that were forfeited during the year	(14,300)
Incremental fair value of awards modified during year	1,288,896
Total	$9,510,166

(3)
Amounts represent CAP to Mr. Edwards, as calculated in accordance with Item 401(v) of the Commission's Regulation S-K. The dollar amount does not reflect the actual amount of compensation earned by or paid to Mr. Edwards during the applicable year. As required by the rules of the Commission, adjustments were made to the SCT total compensation for the applicable year using the same methodology as described above in footnote 2.

Non-PEO NEO Average Total Compensation Amount		$ 4,609,100	$ 2,930,969	$ 2,916,369	$ 2,184,701	$ 1,607,849
Non-PEO NEO Average Compensation Actually Paid Amount		$ 6,517,036	1,008,157	2,231,441	1,190,693	1,288,250
Adjustment to Non-PEO NEO Compensation Footnote
(5)
Amounts represent the average of the CAP amounts for the non-PEO NEOs as a group, as calculated in accordance with Item 402(v) of the Commission’s Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the non-PEO NEOs during the applicable year. As required by the rules of the Commission, the following adjustments were made to the SCT total compensation for 2024 to determine the average CAP for the non-PEO NEOs, using the same methodology as described above in footnote 2:

2024

Deduction for amounts reported under the “Stock Awards” column in the SCT	$(3,392,783)
Fair value of awards granted during the year that remain outstanding and unvested as of year-end	8,544,400
Change in fair value from prior year-end to current year-end of awards granted in prior years that were outstanding and unvested as of year-end	1,761,279
Change in fair value from prior year-end to current year-end of awards granted in prior years that vested during the year	(454,154)
Fair value of awards granted in prior years that were forfeited during the year	(2,111)
Incremental fair value of awards modified during the year	1,175,112
Total	$7,631,743

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

List of Most Important Financial Measures

The financial performance measures, which in the Company’s assessment represent the most important financial performance measures used by the Company to link CAP to the NEOs, for the most recently completed fiscal year, to company performance, are as follows:

•
Adjusted EBITDA (including OWN and DAS)
•
Core Adjusted EBITDA
•
Revenue
•
TSR

Total Shareholder Return Amount		$ 36.72	19.87	51.8	77.8	94.43
Peer Group Total Shareholder Return Amount		191.35	139.48	119.54	150.3	101.01
Net Income (Loss)		$ (315,500,000)	$ (1,506,800,000)	$ (1,286,900,000)	$ (462,600,000)	$ (573,400,000)
Company Selected Measure Amount		1,095,100,000	996,600,000	1,223,400,000	1,043,300,000	1,083,900,000
Measure:: 1
Pay vs Performance Disclosure
Name		Adjusted EBITDA
Non-GAAP Measure Description		Adjusted EBITDA (including OWN and DAS) consists of adjusted EBITDA from continuing operations but including the OWN and DAS business”. See the aggregation of Adjusted EBITDA included in Appendix A hereto. Amounts shown in the table for prior years were calculated in the same manner. As described in the “Compensation Discussion and Analysis,” the Compensation Committee uses a number of performance measures to evaluate performance under our compensation programs, but the Company has determined that Adjusted EBITDA (including OWN and DAS) is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link CAP to the NEOs, for the most recently completed fiscal year, to Company performance.
Measure:: 2
Pay vs Performance Disclosure
Name		Core Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name		Revenue
Measure:: 4
Pay vs Performance Disclosure
Name		TSR
Mr. Treadway [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 20,053,811	$ 12,300,463	$ 10,599,962	$ 2,865,860	$ 9,202,061
PEO Actually Paid Compensation Amount		$ 29,563,977	$ 440,798	$ 4,965,937	$ 570,304	16,089,942
PEO Name	Charles L. Treadway	Charles L. Treadway	Charles L. Treadway	Charles L. Treadway	Charles L. Treadway
Mr. Marvin S. Edwards, Jr. [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						2,926,454
PEO Actually Paid Compensation Amount						$ (1,050,842)
PEO Name	Marvin S. Edwards, Jr.
PEO | Mr. Treadway [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 9,510,166
PEO | Mr. Treadway [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(3,967,596)
PEO | Mr. Treadway [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		10,420,000
PEO | Mr. Treadway [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,376,795
PEO | Mr. Treadway [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(593,629)
PEO | Mr. Treadway [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(14,300)
PEO | Mr. Treadway [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,288,896
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		7,631,743
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(3,392,783)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		8,544,400
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,761,279
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(454,154)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,111)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 1,175,112